Segmented information (Tables)	3 Months Ended
Feb. 28, 2023
Segmented information
Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas
	For the three months ended
	February 28,	February 28,
	2023	2022
	$	$
Revenue
United States	326,343	66,433
Canada	-	16,978

	As at
	February 28,	November 30,
	2023	2022
Total assets
Canada	1,595,434	1,432,032

Total property and equipment
Canada	747,307	788,050